Performance Management - Al Frank Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each calendar year since the Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alfrankfunds.com or by calling the Fund toll-free at 1-888-263-6443.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each calendar year since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Advisor Class Calendar Year Total Returns as of December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 17.92% for the quarter ended December 31, 2020, and the lowest quarterly return was -27.60% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return
Highest Quarterly Return	17.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest quarterly return
Lowest Quarterly Return	(27.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance [Table]
	One Year	Five Year	Ten Year	Since Inception(1)
Advisor Class(1)
Return Before Taxes	23.54%	11.54%	11.68%	10.63%
Return After Taxes on Distributions	21.18%	9.57%	9.69%	9.30%
Return After Taxes on Distributions and Sale of Fund Shares	15.60%	8.86%	9.12%	9.00%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	9.17%
Russell 3000 Total Return Index reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	9.14%
Russell 3000 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)	15.71%	11.18%	10.46%	7.95%

(1)	Advisor Class shares of the Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Fund’s former Investor Class shares and adjusted to reflect the lower operating expenses of Advisor Class shares. Unadjusted Investor Class performance would have been lower.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7 trillion benchmarked to the index, with index assets comprising approximately USD 1.9 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies. It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.

The Russell 3000 Value Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Performance Availability Website Address [Text]	www.alfrankfunds.com
Performance Availability Phone [Text]	1-888-263-6443